SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research income from associate	$ 207,206	$ 50,205
Purchase from associate	7,360	2,499
Interest expense paid to a shareholder	1,233
Service fee paid to directors	11,268	11,660	6,625
Amount due to a director	1,265	1,265
Trade payables to associate		$ 1,102